Income Taxes	12 Months Ended
Dec. 31, 2024
Income Taxes
Income Taxes
15.	Income Taxes

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain arising in Cayman Islands. Additionally, upon payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

Hong Kong

Subsidiaries incorporated in Hong Kong are subject to Hong Kong profits tax at the rate of 16.5% on its activities conducted in Hong Kong and it may be exempted from income tax on its foreign-derived income and there are no withholding taxes in Hong Kong on remittance of dividends.

Mainland China

The Company’s subsidiaries and VIE and its subsidiaries in mainland China are subject to the statutory rate of 25%, in accordance with the Enterprise Income Tax law (the “EIT Law”), which has been effective since January 1, 2008, except for certain entities eligible for preferential tax rates.

Shanghai Xunmeng Information Technology Co., Ltd., a subsidiary of VIE, was recognized as high and new technology enterprise (“HNTE”) and was eligible for a preferential tax rate of 15% from 2018 to 2026. Walnut Street (Shanghai) Information Technology Co., Ltd., a subsidiary of the Company, was recognized as HNTE and was eligible for a preferential tax rate of 15% from 2021 to 2026.

Shenzhen Qianhai Xinzhijiang Information Technology Co., Ltd., a subsidiary of the Company established in April 2018, located in Qianhai District, Shenzhen, Guangdong Province, was eligible for a preferential tax rate of 15% for companies that are located in Qianhai District which operate in certain encouraged industries. The preferential tax rate is applicable from 2014 to 2025.

Dividends, interests, rent or royalties payable by the Company’s mainland China subsidiaries, to non-mainland China resident enterprises, and proceeds from any such non-resident enterprise investor’s disposition of assets (after deducting the net value of such assets) are subject to 10% withholding tax, unless the respective non-mainland Chinese resident enterprise’s jurisdiction of incorporation has a tax treaty or arrangements with mainland China that provides for a reduced withholding tax rate or an exemption from withholding tax.

The Group’s profit before income taxes consisted of:

	For the years ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
Non-PRC	(7,902,201)	(1,495,542)	6,375,022	873,374
PRC	44,165,930	73,371,990	126,326,271	17,306,628
	36,263,729	71,876,448	132,701,293	18,180,002

The Group’s income taxes consisted of:

	For the years ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
Current income tax	5,754,253	11,048,804	20,044,605	2,746,100
Deferred income tax (benefit)/expense	(1,028,586)	801,100	222,176	30,438
	4,725,667	11,849,904	20,266,781	2,776,538

15.	Income Taxes (Continued)

Reconciliation of difference between the mainland China statutory income tax rate and the Group’s effective tax rate for the years ended December 31, 2022, 2023 and 2024 is as follows:

	For the years ended December 31,
	2022	2023	2024
Statutory income tax rate	25.0%	25.0%	25.0%
Tax effect of different tax rates in different jurisdictions	5.6%	(4.4)%	(6.6)%
Tax effect of preferential tax rates	(12.3)%	(4.2)%	(2.7)%
Tax effect of non-deductible expenses	0.9%	0.4%	0.1%
Tax effect of non-taxable income	(0.3)%	(0.0)%	(0.1)%
Tax effect of tax rate changes on deferred taxes	1.5%	0.2%	0.2%
Tax effect of additional deduction of research and development expenses	(1.2)%	(1.0)%	(0.5)%
Change in valuation allowance	(6.2)%	0.5%	(0.1)%
Effective tax rate	13.0%	16.5%	15.3%

The significant components of the Group’s deferred tax balances were as follows:

	As of December 31,
	2023	2024	2024
	RMB	RMB	US$
Deferred tax assets
Tax losses carried forward	740,304	677,299	92,790
Carryforwards of non-deductible advertising expenses and donations	346,089	31,360	4,296
Others	156,199	164,982	22,603
Less: valuation allowance	(860,933)	(715,258)	(97,990)
Total deferred tax assets	381,659	158,383	21,699
Total deferred tax liabilities	(170,750)	(249,159)	(34,135)

In assessing the ability to realize the deferred tax assets, the Group has considered whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. The Group evaluates the potential realization of deferred tax assets on an entity-by-entity basis. As of December 31, 2023 and 2024, management recorded full valuation allowance against deferred tax assets in entities that were in a cumulative loss with no forecast profits in the foreseeable future.

As of December 31, 2023 and 2024, the Group had tax losses of RMB2,244,328 and RMB2,211,586 (US$302,986) derived from entities in mainland China, which, generally, can be carried forward for five years to offset future taxable profit and, the period was extended to ten years for entities qualified as HNTEs. The mainland China tax losses will expire from December 31, 2025 to 2029 if not utilized. The tax losses in Hong Kong can be carried forward with no expiration date.

The Group plans to indefinitely reinvest a majority of its undistributed earnings. As of December 31, 2024, the total amount of temporary differences related to foreign undistributed earnings amounted to RMB102,894,911 (US$14,096,545) and the determination of the associated deferred tax liabilities was not practicable.

As of December 31, 2023 and 2024, the Group did not have significant unrecognized tax benefits. It is possible the amount of unrecognized benefits will change in the next 12 months; however, an estimate of the range of the possible change is not determinable.

As of December 31, 2024, the tax years ended December 31, 2019 through period ended as of the reporting dates for mainland China subsidiaries remain open to examination by the PRC tax authorities.